Data from FCR's Financial Statemets (Tables)	12 Months Ended
Dec. 31, 2017
Data from FCR's Financial Statemets [Abstract]
Schedule of consolidated balance sheets
	December 31,
	2017	2016
	CAD in millions
ASSETS
NON-CURRENT ASSETS
Real Estate Investments
Investment properties - shopping centers (a)	9,226,206	8,370,298
Investment properties - development land (a)	72,041	67,149
Investment in joint ventures	202,231	146,422
Loans, mortgages and other real estate assets	133,163	324,979
Total real estate investments	9,633,641	8,908,848
Other non-current assets	32,008	21,997
Total non-current assets	9,665,649	8,930,845

CURRENT ASSETS
Cash and cash equivalents	11,507	12,217
Loans, mortgages and other real estate assets	146,985	28,316
Residential development inventory	5,483	5,010
Amounts receivable	25,437	21,175
Other assets	15,379	23,940
	204,791	90,658
Investments properties classified as held for sale	98,112	83,050
Total current assets	302,903	173,708
Total assets	9,968,552	9,104,553
LIABILITIES
NON-CURRENT LIABILITIES
Mortgages (b)	903,807	878,008
Credit facilities (b)	558,555	243,696
Senior unsecured debentures (c)	2,446,291	2,296,551
Convertible debentures	54,293	103,765
Other liabilities	16,914	27,076
Deferred tax liabilities	720,431	593,293
Total non-current liabilities	4,700,291	4,142,389

CURRENT LIABILITIES
Bank indebtedness (b)	3,144	15,914
Mortgages (b)	149,453	109,167
Credit facilities (c)	23,072	7,785
Senior unsecured debentures	149,675	249,891
Convertible debentures	-	103,868
Accounts payable and other liabilities	240,154	232,466
	565,498	719,091
Mortgages on investment properties classified as held for sale	7,079	9,990
Total current liabilities	572,577	729,081
Total liabilities	5,272,868	4,871,470

EQUITY
Shareholders’ equity	4,647,071	4,195,263
Non-controlling interests	48,613	37,820
Total equity	4,695,684	4,233,083
Total liabilities and equity	9,968,552	9,104,553

Schedule of consolidated statements of income
	Year Ended December 31
	2017	2016
	CAD in thousands
	(expect for per share data)
Property rental revenue	694,459	676,284
Property operating costs	256,949	254,287
Net operating income	437,510	421,997

Other income and expenses
Interest and other income	28,401	19,641
Interest expense	(157,411)	(158,687)
Corporate expenses	(36,442)	(34,910)
Abandoned transaction costs	(151)	(321)
Amortization expense	(1,963)	(1,287)
Share of profit from joint ventures	42,860	12,437
Other gain (losses) and (expenses)	(1,906)	(586)
Increase (decrease) in value of investment properties, net	458,363	218,078
	331,751	54,365
Income before income taxes	769,261	476,362
Deferred income taxes	125,101	90,570
Net income	644,160	385,792
Net income attributable to:
Common shareholders	633,089	382,714
Non-controlling interest	11,071	3,078
	644,160	385,792
Net income per share attributable to common shareholders:
Basic	2.59	1.62
Diluted	2.55	1.59

Schedule of changes in FCR's investment properties
	CAD in thousands
	Central Region	Eastern Region	Western Region	Total	Shopping Centers	Development Land
Balance as of January 1, 2017	3,711,238	1,825,533	2,983,726	8,520,497	8,453,348	67,149
Acquisitions	209,716	71,012	6,478	287,206	287,206	-
Capital expenditures	133,135	30,736	68,034	231,905	226,242	5,663
Increase (decrease) in value of investment properties, net	248,831	67,215	142,316	458,362	452,121	6,241
Straight-line rent and other changes	627	817	1,019	2,463	2,463	-
Dispositions	(25,790)	(15,236)	(49,048)	(90,074)	(90,074)	-
Reclassification to equity accounts joint ventures (1)	(14,000)	-	-	(14,000)	(14,000)	-
Balance as of December 31, 2017	4,263,757	1,980,077	3,152,525	9,396,359	9,317,306	79,053
Investment properties					9,226,206	72,041
Investment properties classified as held for sale					91,100	7,012
Total					9,317,306	79,053

(1) FCR sold a 50% interest in its Royal Orchard property and now owns its remaining 50% interest through an equity accounted joint venture.

	CAD in thousands
	Central Region	Eastern Region	Western Region	Total	Shopping Centers	Development Land
Balance as of January 1, 2016	3,337,859	1,820,967	2,748,246	7,907,072	7,870,719	36,353
Acquisitions	168,885	63,066	88,997	320,948	286,220	34,728
Capital expenditures	124,233	21,659	72,226	218,118	215,504	2,614
Reclassification to residential development inventory	(5,010)	-	-	(5,010)	(5,010)	-
Increase (decrease) in value of investments properties, net	110,167	21,096	86,815	218,078	217,574	504
Straight-line rent and other changes	2,239	1,148	2,461	5,848	5,848	-
Dispositions	(27,135)	(102,403)	(10,061)	(139,599)	(132,549)	(7,050)
Revaluation of deferred purchase price of shopping center	-	-	(4,958)	(4,958)	(4,958)	-
Balance as of December 31, 2016	3,711,238	1,825,533	2,983,726	8,520,497	8,453,348	67,149
Investment properties					8,370,298	67,149
Investment properties classified as held for sale					83,050	-
Total					8,453,348	67,149

Schedule of investment property valuation stabilized capitalization rates by region
	December 31, 2017		December 31, 2016
	Fair Value (CAD in	Weighted Average Capitalization	Fair Value (CAD in	Weighted Average Capitalization
	millions)	Rate	millions)	Rate
Central Region	4,204	5.1%	3,663	5.3%
Eastern Region	1,973	5.9%	1,819	6.0%
Western Region	3,140	5.2%	2,971	5.3%
Total or Weighted Average	9,317	5.3%	8,453	5.5%

Schedule of sensitivity of the fair value stabilized capitalization rates investment property
December 31, 2017
(Decrease) increase in capitalization rate	Resulting increase (decrease) in fair value of shopping centers (CAD in millions)
(0.75%)	1,406
(0.50%)	891
(0.25%)	426
0.25%	(376)
0.50%	(725)
0.75%	(1,046)

Schedule of acquisitions investment properties
	Year ended December 31,
	2017		2016
	CAD in millions
	Shopping Centers	Development Land	Shopping Centers	Development Land
Total purchase price, including acquisition costs	287,206	-	286,220	34,728
Debt assumption on acquisition	(32,337)	-	-	-
Deposit on investment property applied	(189,200)	-	-	-
Total cash paid	65,669	-	286,220	34,728

Schedule of investment properties classified as held for sale
	December 31,
	2017	2016
	CAD in millions
Aggregate fair value	98,112	83,050
Mortgages secured by investment properties classified as held for sale	7,079	9,990
Weighted average effective interest rate of mortgages secured by investment properties classified as held for sale	6.7%	4.1%

Schedule of FCR sold shopping centers and land development
	Year ended December 31,
	2017	2016
	CAD in millions
Total selling price	90,074	139,600
Vendor take-back mortgages on sale	-	(6,950)
Property selling costs	(1,667)	(2,435)
Total cash proceeds	88,407	130,215

Schedule of reconciliation of investment properties to total assets
	December 31, 2017
	CAD in thousands
	Central Region	Eastern Region	Western Region	Total
Total shopping centers and development land (1)	4,263,757	1,980,077	3,152,525	9,396,359
Cash and cash equivalents				11,507
Loans, mortgages and other real estate assets				280,148
Other assets				47,387
Amounts receivable				25,437
Investment in joint ventures				202,231
Residential development inventory				5,483
Total assets				9,968,552

	December 31, 2016
	CAD in thousands
	Central Region	Eastern Region	Western Region	Total
Total shopping centers and development land (1)	3,711,238	1,825,533	2,983,726	8,520,497
Cash and cash equivalents				12,217
Loans, mortgages and other real estate assets				353,295
Other assets				45,937
Amounts receivable				21,175
Investment in joint ventures				146,422
Residential development inventory				5,010
Total assets				9,104,553

(1) Includes investment properties classified as held for sale.

Schedule of mortgages and credit facilities
	December 31, 2017
	2017	2016
	CAD in millions
Fixed rate mortgages	1,060,339	997,165
Unsecured facilities	485,727	183,451
Secured facilities	95,900	68,030
Mortgages and credit facilities	1,641,966	1,248,646

Current	172,525	116,952
Mortgages on investment properties classified as held for sale	7,079	9,990
Non-current	1,462,362	1,121,704
Total	1,641,966	1,248,646

Schedule of principal repayments of outstanding mortgages
	Scheduled Amortization	Payments on Maturity	Total	Weighted Average Effective Interest Rate
	CAD in millions
2018	27,117	124,412	151,529	5.5%
2019	24,619	106,714	131,333	6.5%
2020	22,425	67,893	90,318	4.4%
2021	20,634	73,397	94,031	4.8%
2022	15,711	147,954	163,665	3.9%
2023 to 2028	46,488	382,978	429,466	3.5%
	156,994	903,348	1,060,342	4.3%
Unamortized deferred financing costs and premiums, net			(3)
Total			1,060,339

Schedule of credit facilities

	Borrowing Capacity	Amounts Drawn	Bank Indebtedness and Outstanding Letters of Credit	Available to be drawn	Interest Rates	Maturity Date
	CAD in millions				%
Unsecured Operating Facilities
Revolving facility maturing 2022 (1)	800,000	(338,715)	(22,494)	438,791	BA + 1.20% or Prime +0.20% or US$ LIBOR +1.20%	June 30, 2022
Non-revolving facility maturing 2020 (2)	150,000	(147,012)	(13,932)	-	BA + 1.20% or Prime +0.20% or US$ LIBOR +1.20%	October 31, 2020
Secured Construction Facilities
Maturing 2019	115,000	(60,953)	(1,475)	52,572	BA + 1.125% or Prime + 0.125%	February 13, 2019
Maturing 2018	15,907	(15,572)	-	335	BA + 1.125% or Prime + 0.125%	March 31, 2018
Secured Facilities
Maturing 2019	11,875	(11,875)	-	-	BA + 1.125% or Prime + 0.125%	September 27, 2019
Maturing 2018	7,500	(7,500)	-	-	BA + 1.125% or Prime + 0.125%	September 6, 2018
Total	1,100,282	(581,627)	(37,901)	491,698

1.	FCR had drawn in U.S. dollars the equivalent of C$346.1 million which was revalued at C$338.7 million as at December 31, 2017.
2.	FCR had drawn in U.S. dollars the equivalent of C$150.0 million which was revalued at C$147.0 million as at December 31, 2017.

Schedule of senior unsecured debentures
					December 31,
					2017	2016
		Interest Rate		Principal	CAD in millions
Series	Maturity Date	Coupon	Effective	Outstanding	Liability	Liability
H	January 31, 2017	5.85%	5.99%	-	-	124,985
I	November 30, 2017	5.70%	5.79%	-	-	124,906
J	August 30, 2018	5.25%	5.66%	50,000	49,868	49,761
K	November 30, 2018	4.95%	5.17%	100,000	99,807	99,602
L	July 30, 2019	5.48%	5.61%	150,000	149,712	149,542
M	April 30, 2020	5.60%	5.60%	175,000	174,991	174,988
N	March 1, 2021	4.50%	4.63%	175,000	174,361	174,177
O	January 31, 2022	4.43%	4.59%	200,000	198,824	198,567
P	December 5, 2022	3.95%	4.18%	250,000	247,512	247,066
Q	October 30, 2023	3.90%	3.97%	300,000	298,951	298,794
R	August 30, 2024	4.79%	4.72%	300,000	301,172	301,323
S	July 31, 2025	4.32%	4.24%	300,000	301,587	301,768
T	May 6, 2026	3.60%	3.56%	300,000	300,865	300,963
U	July 12, 2027	3.75%	3.82%	300,000	298,316	-
Weighted Average or Total		4.36%	4.42%	2,600,000	2,595,966	2,546,442
Current				150,000	149,675	249,891
Non- Current				2,450,000	2,446,291	2,296,551
Total				2,600,000	2,595,966	2,546,442